HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 2.7%
90,038	Byrna Technologies, Inc.(a)	$ 1,511,738
35,000	Kratos Defense & Security Solutions, Inc.(a)	2,656,850
		4,168,588
	APPAREL & TEXTILE PRODUCTS - 5.8%
90,000	Gildan Activewear, Inc.	5,621,400
75,000	On Holding A.G.(a)	3,486,000
		9,107,400
	BANKING - 9.8%
300,000	Banc of California, Inc.	5,787,000
100,000	Bank OZK	4,602,000
55,000	Texas Capital Bancshares, Inc.(a)	4,979,700
		15,368,700
	BIOTECH & PHARMA - 2.2%
52,000	Halozyme Therapeutics, Inc.(a)	3,499,600

	CONSTRUCTION MATERIALS - 3.9%
30,000	Eagle Materials, Inc.	6,200,400

	ELECTRICAL EQUIPMENT - 1.4%
7,000	Powell Industries, Inc.	2,231,460

	ENGINEERING & CONSTRUCTION - 2.1%
50,000	Tutor Perini Corporation	3,351,000

	HEALTH CARE FACILITIES & SERVICES - 1.6%
33,000	US Physical Therapy, Inc.	2,576,970

	HOME & OFFICE PRODUCTS - 4.2%
40,000	SharkNinja, Inc.(a)	4,476,000
30,000	Whirlpool Corporation	2,164,200
		6,640,200
	HOME CONSTRUCTION - 2.6%
70,000	Taylor Morrison Home Corporation(a)	4,120,900

HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 2.7%
23,000	Hanover Insurance Group, Inc. (The)	$ 4,203,710

	LEISURE FACILITIES & SERVICES – 4.5%
83,000	Cinemark Holdings, Inc.	1,928,920
150,000	First Watch Restaurant Group, Inc.(a)	2,262,000
17,500	Texas Roadhouse, Inc.	2,905,000
		7,095,920
	OIL & GAS PRODUCERS – 10.1%
175,000	Matador Resources Company	7,427,000
300,000	Permian Resources Corporation	4,209,000
15,000	Texas Pacific Land Corporation	4,308,300
		15,944,300
	RETAIL - DISCRETIONARY - 9.0%
80,000	Academy Sports & Outdoors, Inc.	3,996,800
100,000	Ethan Allen Interiors, Inc.	2,284,000
6,500	Group 1 Automotive, Inc.	2,556,450
17,500	RH(a)	3,135,125
135,000	Shoe Carnival, Inc.	2,278,800
		14,251,175
	SEMICONDUCTORS - 7.6%
22,000	IPG Photonics Corporation(a)	1,575,200
240,000	MaxLinear, Inc., Class A(a)	4,183,200
43,000	Semtech Corporation(a)	3,168,670
26,000	Tower Semiconductor Ltd.(a)	3,052,920
		11,979,990
	SOFTWARE – 7.2%
140,000	Alkami Technology, Inc.(a)	3,229,800
550,000	Genius Sports Ltd.(a)	6,061,000
32,500	Life360, Inc.(a)	2,084,550
		11,375,350

HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	STEEL – 8.4%
7,000	Carpenter Technology Corporation	$ 2,203,880
470,000	Cleveland-Cliffs, Inc.(a)	6,241,600
70,000	Commercial Metals Company	4,845,400
		13,290,880
	TECHNOLOGY HARDWARE - 4.4%
90,000	Aviat Networks, Inc.(a)	1,924,200
120,000	Knowles Corporation(a)	2,571,600
17,000	Plexus Corporation(a)	2,499,000
		6,994,800
	TECHNOLOGY SERVICES - 5.1%
700,000	Terawulf, Inc.(a)	8,043,000

	TRANSPORTATION & LOGISTICS - 4.2%
30,000	Kirby Corporation(a)	3,305,400
190,000	Navigator Holdings Ltd.	3,290,800
		6,596,200

	TOTAL COMMON STOCKS (Cost $100,759,392)	157,040,543

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
282,403	First American Treasury Obligations Fund, Class X, 3.68% (Cost $282,403)(b)	282,403

	TOTAL INVESTMENTS - 99.8% (Cost $101,041,795)	$ 157,322,946
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	284,394
	NET ASSETS - 100.0%	$ 157,607,340

Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.